8. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	June 30	December 31,
	2016	2015
	(unaudited)

CeraVest security deposits from borrowers	$36,352	$22,755
Temporary payables to Cerapay merchants	8,914	3,042
Funds due to CeraVest borrowers	15,572	—
Purchasing funds from CeraVest loan investors	2,943	—
Payables related to properties	617	747
Rental deposits	1,760	2,032
Accrued expenses	3,516	2,646
Business and other tax payables	1,291	940
Salary payable	1,915	1,584
Interest payable for bank borrowings	227	253
Other current liabilities	—	1,807
Total	$73,107	$35,806